Employee benefits - Composition and return of plan assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee benefits
Composition Rate of the plan's assets	100.00%	100.00%	100.00%
Fixed incomes securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	5.90%	11.28%	12.67%
Composition Rate of the plan's assets	58.00%	63.00%	62.00%
Variable income securities [Member]
Disclosure of Employee benefits
Actual Rate Of Return Of Plan's Assets	21.55%	9.47%	15.65%
Composition Rate of the plan's assets	42.00%	37.00%	38.00%